4. FIXED ASSETS	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
FIXED ASSETS

At September 30, 2017 and December 31, 2016 fixed assets are comprised of the following:

	September 2017	December 2016	Estimated Useful Lives
Vehicles	$115,698	$119,559	5 years
Office equipment and furniture and fixtures	20,349	18,723	5 years
	136,047	138,282
Less: accumulated depreciation	82,378	60,799
Total, net of accumulated depreciation	$53,669	$77,483